Taxation - Schedule of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Components of Deferred Tax Assets [Abstract]
Balance as of January 1	¥ 1,068,823	¥ 1,116,479
Changes in valuation allowances	23,268	(47,656)
Balance as of December 31	¥ 1,092,091	¥ 1,068,823